Summary of Income Tax Expense (benefit) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current:
Federal					$ (4,892)
State			$ 1,385	$ 1,009	47
Total current taxes payable			1,385	1,009	(4,845)
Deferred:
Federal			(10,338)	(8,452)	(12,039)
State			(2,510)	(2,499)	(2,999)
Net deferred tax benefit	$ 2,437	$ (4,382)	(12,848)	(10,951)	(15,038)
Expense (benefit) for income taxes	$ (185)	$ (7,243)	$ (11,463)	$ (9,942)	$ (19,883)